Revenues - Contract Balances (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Current Contract Assets
Beginning balance	$ 11,700	$ 6,186
Additions to unbilled accounts receivable	19,355	8,516
Unbilled accounts receivable recognized in trade receivables	(16,085)	(3,002)
Ending balance	14,848	11,700
Current Contract Liabilities
Beginning balance	3,476	5,480
Increases due to cash received	775	20
Reclassification from non-current to current contract liabilities	2,015	3,080
Ending balance	2,968	3,476
Non-current Contract Liabilities
Beginning balance	13,901	11,291
Increases due to cash received	37	5,690
Reclassification from non-current to current contract liabilities	(2,015)	(3,080)
Reclassification to revenue as a result of performance obligations satisfied	(3,298)	(5,104)
Ending balance	$ 11,119	$ 13,901